Hennessy Core Bond Fund (First Prospectus Summary) | Hennessy Core Bond Fund
HENNESSY CORE BOND FUND
Investment Objective
The Hennessy Core Bond Fund seeks current income
with capital growth as a secondary objective.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Core Bond Fund Investor Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Core Bond Fund Investor Class
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.76%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.21%
Total Annual Fund Operating Expenses		2.02%
Fee Waiver and/or Expense Reimbursement	[3]	(0.51%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.51%
[1]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Core Bond Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.
[2]	Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).
[3]	Hennessy Advisors, Inc. (the "Manager") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.05% of the Fund's average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Manager has agreed to maintain this expense limitation through February 28, 2015. The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Core Bond Fund Investor Class	154	584	1,041	2,307

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the predecessor to the Fund, the FBR Core
Bond Fund, a series of The FBR Funds (the "Predecessor Core Bond Fund"), had a
portfolio turnover rate of 57% of the average value of its portfolio.
Principal Investment Strategy
To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds;
mortgage-backed securities; asset-backed securities; and Yankee bonds. The
Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds").
The Fund may invest in Initial Public Offerings ("IPOs").

The Fund is sub-advised by Financial Counselors, Inc. ("FCI"). FCI will use its core fixed income philosophy to manage the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return. As of October 1, 2012, the dollar-weighted average maturity of the Fund's portfolio was 8.18 years.
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments: The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments: The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments: IPO shares are subject to market risk and liquidity risk.
The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.
The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments: Mortgage- and
asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions: The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.
Performance Information
The Fund is a successor to the Predecessor Core Bond Fund pursuant to a reorganization that took place after the close of business on October 26,
2012. The performance information provided for the periods on or prior to
October 26, 2012 is historical information for the Predecessor Core Bond Fund's
Investor Class shares. The Predecessor Core Bond Fund was managed by FBR Fund
Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund. The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the "AFBA
Predecessor Bond Fund") which commenced investment operations on June 3,
1997. On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the
FBR Core Bond Fund. Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Barclays
Capital Intermediate U.S. Government/Credit Index, a broad measure of market performance. For additional information on this index, please see "Index
Descriptions" in the Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund's website (http://www.hennessyfunds.com).
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
8.53% for the quarter ended June 30, 2003 and the lowest quarterly return was
-2.84% for the quarter ended March 31, 2005.

The year-to-date return of the Predecessor Core Bond Fund's Investor Class through September 30, 2012 is 6.70%.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns Hennessy Core Bond Fund	Label	1 Year	5 Years	10 Years
Investor Class	Returns before taxes	4.87%	5.44%	6.34%
Investor Class After Taxes on Distributions	Returns after taxes on distributions	3.55%	3.75%	4.61%
Investor Class After Taxes on Distributions and Sales	Returns after taxes on distributions and sale of fund shares	3.33%	3.79%	4.51%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The
Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.